Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME:
Interest and fees on loans	$ 139,685	$ 146,753	$ 140,183
Interest on overnight investments	890	437	113
Interest on trading securities	26	85	1
Interest and dividends on investment securities:
Taxable	35,955	45,627	49,438
Tax-exempt	3,587	4,612	3,239
Total interest income	180,143	197,514	192,974
Interest on deposits:
Interest bearing checking accounts	7,742	10,541	9,052
Money market and savings deposits	9,158	9,507	11,073
Time deposits	12,531	14,710	26,724
Total	29,431	34,758	46,849
Interest on borrowed funds	8,615	15,138	18,783
Total interest expense	38,046	49,896	65,632
Net interest income	142,097	147,618	127,342
PROVISION FOR LOAN LOSSES	37,500	70,200	15,697
Net interest income after provision for loan losses	104,597	77,418	111,645
NON-INTEREST INCOME:
Insurance and advisory commission and fee income	7,720	8,658	8,133
Service charges and other income	15,867	15,934	13,743
Gain on sale of loans	916
Net gain on sale of investment securities	652	2,390	6,530
Impairment charge on securities available-for-sale		(88)	(1,587)
Trading securities profits	81	326	28
Total non-interest income	25,236	27,220	26,847
NON-INTEREST EXPENSE:
Salaries and employee benefits	55,812	61,048	58,251
Occupancy expense	11,040	11,815	11,992
Depreciation, amortization and maintenance	8,683	9,260	8,822
Marketing expense	3,189	5,898	5,889
Intangible amortization expense	3,584	3,511	3,555
Impairment of goodwill			976
FDIC insurance	5,332	5,606	5,633
Restructuring charge	5,058
Other	28,012	31,252	24,748
Total non-interest expense	120,710	128,390	119,866
Income (loss) before income taxes	9,123	(23,752)	18,626
INCOME TAX (BENEFIT) EXPENSE	(1,913)	(14,789)	1,537
Net income (loss)	$ 11,036	$ (8,963)	$ 17,089
NET EARNINGS (LOSS) PER SHARE-Basic and Diluted	$ 0.14	$ (0.12)	$ 0.22
Average common shares outstanding-Basic	77,075,726	77,593,808	77,693,082
Average common shares outstanding-Diluted	77,231,303	77,593,808	77,723,668